Note 16 - Impairment (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0	$ 100,873
Change in in-situ value used, percentage		15.00%
Change in mineral properties value, percentage		13.00%
Mining rights [member]
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0	$ 100,873
Mining, Eau Claire property [member] | Mining rights [member]
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		88,885
Committee Bay property [member] | Mining rights [member]
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 11,988